Form N-1A Cover	Oct. 31, 2024
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	OLD WESTBURY FUNDS, INC.
Entity Central Index Key	0000909994
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
Prospectus Date	Feb. 15, 2025